DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2012
Debt Instrument [Line Items]
Total debt	$ 1,798,361	$ 1,878,061
Subtotal	966,553	1,167,733
Deferred finance charges	(26,308)	(42,154)
Total debt	1,772,053	1,835,907
Secured Debt | Golar Arctic Facility
Debt Instrument [Line Items]
Total debt	72,900	80,200
Secured Debt | Golar Viking 2015 Facility
Debt Instrument [Line Items]
Total debt	57,292	62,500
Secured Debt | GoFLNG Hilli Facility
Debt Instrument [Line Items]
Total debt	250,000	50,000
Secured Debt | Golar Seal Facility
Debt Instrument [Line Items]
Total debt	0	106,612
Secured Debt | Golar Celsius Facility
Debt Instrument [Line Items]
Total debt	0	107,020
Secured Debt | Golar Crystal Facility
Debt Instrument [Line Items]
Total debt	101,280	111,941
Secured Debt | Golar Penguin Facility
Debt Instrument [Line Items]
Total debt	0	118,144
Secured Debt | Golar Bear Facility
Debt Instrument [Line Items]
Total debt	107,749	118,524
Secured Debt | Golar Frost Facility
Debt Instrument [Line Items]
Total debt	109,415	120,357
Secured Debt | Golar Glacier Facility
Debt Instrument [Line Items]
Total debt	169,526	177,176
Secured Debt | Golar Snow Facility
Debt Instrument [Line Items]
Total debt	170,566	178,566
Secured Debt | Golar Kelvin Facility
Debt Instrument [Line Items]
Total debt	182,540	182,540
Secured Debt | Golar Ice Facility
Debt Instrument [Line Items]
Total debt	152,056	172,046
Secured Debt | Seal SPV loans [Member]
Debt Instrument [Line Items]
Total debt	157,120	0
Shareholder Notes Payable | Keppel Shareholder Loan
Debt Instrument [Line Items]
Total debt	44,066	44,066
Shareholder Notes Payable | B&V Shareholder Loan
Debt Instrument [Line Items]
Total debt	5,000	5,000
Convertible Debt | Convertible Bonds
Debt Instrument [Line Items]
Convertible Debt			$ 221,900
Total debt	$ 218,851	$ 243,369